MATERIAL ACCOUNTING POLICY INFORMATION	6 Months Ended
Jun. 30, 2023
Corporate information and statement of IFRS compliance [abstract]
MATERIAL ACCOUNTING POLICY INFORMATION	MATERIAL ACCOUNTING POLICY INFORMATION
(a)Statement of compliance
The unaudited interim condensed consolidated financial statements have been prepared in accordance with IAS 34, Interim financial reporting (“IAS 34”) as issued by the International Accounting Standards Board (“IASB”). Accordingly, certain information and footnote disclosures normally included in the annual audited financial statements prepared in accordance with International Financial Reporting Standards (“IFRS”), as issued by the IASB, have been omitted or condensed.
The unaudited interim condensed consolidated financial statements were approved by the Board of Directors of the company and authorized for issue on August 8, 2023.
(b)Basis of presentation
These unaudited interim condensed consolidated financial statements should be read in conjunction with the company’s December 31, 2022 audited financial statements. The unaudited interim condensed consolidated financial statements have been prepared on a basis consistent with the accounting policies disclosed in the December 31, 2022 audited financial statements, unless otherwise noted.
The results reported in these unaudited interim condensed consolidated financial statements should not be regarded as necessarily indicative of results that may be expected for an entire year. The policies set out below are consistently applied to all periods presented, unless otherwise noted.
All figures are presented in millions of U.S. dollars, unless otherwise noted.
The unaudited interim condensed consolidated financial statements have been prepared on the basis of historical cost except for certain financial instruments measured at fair value. Cost is recorded based on the fair value of the consideration given in exchange for assets.
(c)Consolidation
These unaudited interim condensed consolidated financial statements include the accounts of the company and its subsidiaries, which are the entities over which the company has control. An investor controls an investee when it is exposed, or has rights, to variable returns from its involvement with the investee and has the ability to affect those returns through its power over the investee. Non-controlling interests in the equity of the company’s subsidiaries are shown separately in equity in the unaudited interim condensed consolidated statements of financial position.
(d)Earnings per Share
The company’s basic and diluted earnings per share have not been presented in the unaudited interim condensed consolidated financial statements. As outlined in Note 6, exchangeable shares and class B shares are classified as financial liabilities, while class C shares are classified as financial liabilities but presented as equity instruments given the narrow scope presentation exceptions existing in IAS 32. As each share classification represents a financial liability, they do not constitute ordinary shares. Refer to the aforementioned note for further details.
(e)Critical accounting judgements and measurement uncertainty
The preparation of financial statements requires management to make critical judgments, estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period that are not readily apparent from other sources. These estimates and associated assumptions are based on historical experience and other factors that are considered to be relevant. Actual results may differ from these estimates.
(f)New accounting policies adopted
The company has applied certain new and revised standards issued by the IASB that are effective for the period beginning on or after January 1, 2023.
(i)Amendments to IAS 12 Income taxes (“IAS 12”)
In May 2021, IAS 12 was amended to clarify that the initial recognition exception does not apply to the initial recognition of transactions that give rise to equal taxable and deductible temporary differences. The company adopted this amendment for the fiscal period beginning January 1, 2023 and the adoption did not have an impact on the company’s unaudited interim condensed consolidated financial statements.
In May 2023, IAS 12 was amended to clarify requirements relating to International Tax Reform - Pillar Two model rules. The amendments (i) introduce a temporary exception to the accounting for deferred taxes arising from the implementation of the Pillar Two model rules published by the Organization for Economic Co-operation and Development (“OECD”) and (ii) require additional disclosures. The amendments became effective immediately upon their issue and retrospectively in accordance with IAS 8, Accounting Policies, Changes in Accounting Estimates and Errors. The company adopted this amendment for the fiscal period beginning January 1, 2023 and has elected to apply the temporary exception to the accounting requirements for deferred taxes related to Pillar Two income taxes. The adoption did not have an impact on the company’s unaudited interim condensed consolidated financial statements.
(ii)Amendments to IAS 1 Presentation of financial statements (“IAS 1”)
The amendments aim to provide accounting policy disclosures that are more useful by replacing the requirement to disclose ‘significant’ accounting policies with a requirement to disclose ‘material’ accounting policies and adding guidance on how to apply the concept of materiality in making decisions about accounting policy disclosures.
The company adopted these amendments on January 1, 2023 and the adoption did not have a material impact on the company’s unaudited interim condensed consolidated financial statements.
(g)Future changes in accounting policies
(i)Amendments to IAS 1 Presentation of Financial Statements (“IAS 1”)
The amendments clarify how to classify debt and other liabilities as current or non-current. The amendments to IAS 1 apply to annual reporting periods beginning on or after January 1, 2024. The company is currently assessing the impact of these amendments.
There are currently no other future changes to IFRS with expected material impacts on the company.